Investment in Notes from Associates - Schedule of Investments in Notes from Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Balance at beginning of period	$ 479,146
Investments in notes from associates, non-current	6,350	$ 4,600
Balance at end of period	390,873	479,146
Note receivable
Disclosure of associates [Line Items]
Balance at beginning of period	4,600	16,501
Gain (loss) on change in fair value	13,131	(27,630)
Balance at end of period	17,731	4,600
Note receivable | Gelesis
Disclosure of associates [Line Items]
Investment In Gelesis Notes and Vedanta convertible debt		10,729
Note receivable | Vedanta
Disclosure of associates [Line Items]
Investment In Gelesis Notes and Vedanta convertible debt		5,000
Convertible Promissory Note | Gelesis
Disclosure of associates [Line Items]
Investments in notes from associates, non-current	$ 17,731	$ 4,600